PROPERTY, EQUIPMENT AND SOFTWARE, NET (Schedule of Property, Equipment and Software, Net) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
PROPERTY, EQUIPMENT AND SOFTWARE, NET [Line Items]
Property, equipment and software, gross	$ 72,200	$ 43,669
Less: accumulated depreciation	(16,453)	(15,932)
Less: impairment loss	(1,607)	(1,613)
Property equipment and software, net	54,140	26,124
Equipment and office furniture [Member]
PROPERTY, EQUIPMENT AND SOFTWARE, NET [Line Items]
Property, equipment and software, gross	11,282	11,436
Property under capital lease [Member]
PROPERTY, EQUIPMENT AND SOFTWARE, NET [Line Items]
Property, equipment and software, gross	1,633	1,639
Leasehold improvements [Member]
PROPERTY, EQUIPMENT AND SOFTWARE, NET [Line Items]
Property, equipment and software, gross	3,454	3,438
Mask and tooling [Member]
PROPERTY, EQUIPMENT AND SOFTWARE, NET [Line Items]
Property, equipment and software, gross	1,892	761
Motor vehicles [Member]
PROPERTY, EQUIPMENT AND SOFTWARE, NET [Line Items]
Property, equipment and software, gross	1,616	1,511
Purchased software [Member]
PROPERTY, EQUIPMENT AND SOFTWARE, NET [Line Items]
Property, equipment and software, gross	3,461	3,457
Construction in progress [Member]
PROPERTY, EQUIPMENT AND SOFTWARE, NET [Line Items]
Property, equipment and software, gross	$ 48,862	$ 21,427